Interest and UF Indexation Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Interest and UF Indexation Revenue and Expenses [Abstract]
Schedule of interest recognized on a received basis for impaired portfolio
	2022			2021			2020
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest revenue	2,344,384	2,122,497	4,466,881	1,393,233	995,237	2,388,470	1,492,800	383,995	1,876,795
Interest expenses	(1,040,914)	(1,159,838)	(2,200,752)	(276,087)	(538,361)	(814,448)	(329,811)	(230,196)	(560,007)
Total net interest income	1,303,470	962,659	2,266,129	1,117,146	456,876	1,574,022	1,162,989	153,799	1,316,788

Schedule of interest revenue
	2022			2021			2020
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets at amortized cost
Rights by resale agreements and securities lending	4,142	—	4,142	1,756	—	1,756	1,406	—	1,406
Debt financial instruments	13,992	68,107	82,099	2,784	15,243	18,027	—	—	—
Loans and advances to Banks	154,727	—	154,727	19,349	—	19,349	11,824	—	11,824
Commercial loans	1,054,785	852,296	1,907,081	630,918	397,720	1,028,638	661,913	164,527	826,440
Residential mortgage loans	323,452	1,340,082	1,663,534	283,941	634,511	918,452	277,248	243,023	520,271
Consumer Loans	615,572	6,986	622,558	442,352	4,256	446,608	531,461	1,806	533,267
Other financial instruments	442	5,238	5,680	—	1,790	1,790	—	1,881	1,881
Financial assets at fair value through other comprehensive income
Debt financial instruments	187,073	70,845	257,918	38,943	24,469	63,412	29,740	6,570	36,310
Other financial instruments	16,930	—	16,930	1,365	—	1.365	8,229	—	8,229
Income of accounting hedges of interest rate risk	(26,731)	(221,057)	(247,788)	(28,175)	(82,752)	(110,927)	(29,021)	(33,812)	(62,833)
Total	2,344,384	2,122,497	4,466,881	1,393,233	995,237	2,388,470	1,492,800	383,995	1,876,795

Schedule of interest expenses
	2022			2021			2021
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial liabilities at amortized cost
Current accounts and other demand deposits	4,515	40,557	45,072	843	32,292	33,135	375	12,432	12,807
Saving accounts and time deposits	776,658	195,244	971,902	73,961	57,080	131,041	114,593	28,030	142,623
Obligations by repurchase agreements and securities lending	15,845	—	15,845	940	—	940	1,851	2	1,853
Borrowings from financial institutions	37,414	—	37,414	23,386	—	23,386	27,830	—	27,830
Debt financial instruments issued	210,393	803,863	1,014,256	175,531	391,500	567,031	184,693	166,194	350,887
Other financial obligations	—	—	—	12	19	31	395	18	413
Lease liabilities	1,865	—	1,865	1,978	—	1,978	2,532	—	2,532
Financial instruments of regulatory capital issued	31,271	120,174	151,445	29,389	57,470	86,859	29,582	23,520	53,102
Income of accounting hedges of interest rate risk	(37,047)	—	(37,047)	(29,953)	—	(29,953)	(32,040)	—	(32,040)
Total	1,040,914	1,159,838	2,200,752	276,087	538,361	814,448	329,811	230,196	560,007

Schedule of gain loss from accounting hedge
	2022						2021						2020
	Interest		UF indexation		Total		Interest		UF indexation		Total		Interest		UF indexation		Total
	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gain from fair value accounting hedges	608	—	—	—	608	—	6,075	—	—	—	6,075	—	2,951	—	—	—	2,951	—
Loss from fair value accounting hedges	(740)	—	—	—	(740)	—	(5,513)	—	—	—	(5,513)	—	(9,392)	—	—	—	(9,392)	—
Gain from cash flow accounting hedges	72,354	112,322	—	—	72,354	112,322	192,590	234,986	—	—	192,590	234,986	55,544	96,015	—	—	55,544	96,015
Loss from cash flow accounting hedges	(98,345)	(75,275)	(221,057)	—	(319,402)	(75,275)	(215,898)	(205,033)	(82,752)	—	(298,650)	(205,033)	(76,073)	(63,975)	(33,812)	—	(109,885)	(63,975)
Net gain on hedge items	(608)	—	—	—	(608)	—	(5,429)	—	—	—	(5,429)	—	(2,051)	—	—	—	(2,051)	—
Total	(26,731)	37,047	(221,057)	—	(247,788)	37,047	(28,175)	29,953	(82,752)	—	(110,927)	29,953	(29,021)	32,040	(33,812)	—	(62,833)	32,040